ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	1,200,000,000	1,200,000,000
Ordinary shares, shares issued	176,776,612	145,975,484
Ordinary shares, shares outstanding	176,776,612	145,975,484
Parent Company
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	1,200,000,000	1,200,000,000
Ordinary shares, shares issued	145,975,484	144,481,064
Ordinary shares, shares outstanding	145,975,484	144,481,064